DEFINED BENEFIT PENSION PLANS	12 Months Ended
Jul. 31, 2021
Retirement Benefits [Abstract]
DEFINED BENEFIT PENSION PLANS	DEFINED BENEFIT PENSION PLANS
The Company sponsors two defined benefit pension plans covering certain of ModusLink's employees in its Netherlands facility and one unfunded defined benefit pension plan covering certain of its employees in Japan. Pension costs are actuarially determined. During the year ended July 31, 2020, the Netherlands defined benefit plan was amended so active participants no longer accrued benefits as of January 1, 2020 which resulted in a pre-tax curtailment gain of $2.4 million recognized in accumulated other comprehensive income.

The plan assets of the two defined benefit plans associated with the ModusLink's Netherlands facility consist of an insurance contract that guarantees the payment of the funded pension entitlements. Insurance contract assets are recorded at fair value, which is determined based on the cash surrender value of the insured benefits which is the present value of the guaranteed funded benefits. Insurance contracts are valued using unobservable inputs, primarily by discounting expected future cash flows relating to benefits paid from a notional investment portfolio in order to determine the cash surrender value of the policy. The following table presents the plan assets measured at fair value on a recurring basis as of July 31, 2021 and 2020, classified by fair value hierarchy:

			Fair Value Measurements at Reporting Date Using
(In thousands)	July 31, 2021	Asset Allocations	Level 1	Level 2	Level 3
Insurance contract	$28,554	98%	$—	$—	$28,554
Other investments	669	2%	—	—	669
	$29,223	100%	$—	$—	$29,223

			Fair Value Measurements at Reporting Date Using
(In thousands)	July 31, 2020	Asset Allocations	Level 1	Level 2	Level 3
Insurance contract	$28,388	98%	$—	$—	$28,388
Other investments	662	2%	—	—	662
	$29,050	100%	$—	$—	$29,050
The following table summarizes the changes in benefit obligation, plan assets and funded status for these plans:

	July 31,
	2021	2020
	(In thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$33,927	$34,538
Service cost	16	185
Interest cost	501	543
Actuarial gain	(664)	(691)
Employee contributions	—	28
Benefits and administrative expenses paid	(216)	(212)
Settlements	(46)	—
Effect of curtailment	—	(2,390)
Currency translation	66	1,926
Benefit obligation at end of year	$33,584	$33,927

Change in plan assets
Fair value of plan assets at beginning of year	$29,050	$27,267
Actual return on plan assets	(29)	476
Employer contributions, net	393	(39)
Employee contributions	—	28
Settlements	(46)	—
Benefits and administrative expenses paid	(216)	(212)
Currency translation	71	1,530
Fair value of plan assets at end of year	$29,223	$29,050

Funded status
Current liabilities	$(13)	$(31)
Noncurrent liabilities	(4,348)	(4,846)
Net amounts recognized on the consolidated balance sheets	$(4,361)	$(4,877)

Information for pension plans with an accumulated benefit obligation in excess of plan assets was as follows:

	July 31,
	2021	2020
	(In thousands)
Projected benefit obligation	$33,584	$33,927
Accumulated benefit obligation	$33,584	$33,927
Fair value of plan assets	$29,223	$29,050

The following table summarizes the components of net periodic pension cost:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Service cost	$16	$185
Interest costs	501	543
Expected return on plan assets	(437)	(458)
Amortization of net actuarial loss	4	74
Curtailment gain	—	(143)
Net periodic pension costs	$84	$201
Assumptions

The table below summarizes the weighted average assumptions used to determine benefit obligations:

	Fiscal Year Ended July 31,
	2021	2020
Discount rate	1.49%	1.48%
Rate of compensation increase	—%	1.96%

The table below summarizes weighted average assumptions used to determine net periodic pension cost:

	Fiscal Year Ended July 31,
	2021	2020
Discount rate	1.24%	1.39%
Expected long-term rate of return on plan assets	1.20%	1.37%
Rate of compensation increase	—%	1.77%

The discount rate reflects the Company's best estimate of the interest rate at which pension benefits could be effectively settled as of the valuation date. It is based on the Mercer Yield Curve for the Eurozone as of July 31, 2021 for the appropriate duration of the plan.

To develop the expected long-term rate of return on assets assumptions, consideration is given to the current level of expected returns on risk free investments, the historical level of risk premium associated with the other asset classes in which the portfolio is invested and the expectations for the future returns of each asset class. The expected return for each asset class was then weighted based on the target asset allocation to develop the expected long-term rate of return on assets assumption for the portfolio.

Benefit Payments

The following table summarizes expected benefit payments from the plans through fiscal year 2026. Actual benefit payments may differ from expected benefit payments. The minimum employer required contributions to the plans are expected to be approximately $0.3 million in fiscal year 2022.

Pension Benefit Payments
(In thousands)
For the fiscal year ending July 31:
2022	257
2023	308
2024	477
2025	395
2026	497
Next 5 years	3,054

The current target allocations for plan assets are primarily insurance contracts.

Valuation Technique

Benefit obligations are computed using the projected unit credit method. Benefits are attributed to service based on the plan's benefit formula. Cumulative gains and losses in excess of 10% of the greater of the pension benefit obligation or market-related value of plan assets are amortized over the expected average remaining lifetime of all inactive participants.